Barrier Fund Portfolio

a series of Variable Insurance Trust

17605 Wright Street

Omaha, NE 68130

July 2, 2015

This supplement amends certain information contained in the Statement of Additional Information (“SAI”) of the Barrier Fund Portfolio dated May 1, 2015.

The table contained under the section entitled “Trustees and Officers” is hereby replaced in its entirety with the following:

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Variable Insurance Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 2010	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Properties, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	40	Mutual Fund Series Trust since 2006
Tiberiu Weisz c/o Variable Insurance Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 2010	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	40	Mutual Fund Series Trust since 2006

Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 2010	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	40	Mutual Fund Series Trust since 2007

Interested Trustee** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee and President	Trustee since 2010; President since 2010	President, USA Mutuals, Inc., 3/2011 to present; Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; Member, AlphaCentric Advisors LLC, 2/2014 to Present; Member, Catalyst Mutuals Fund Distributors LLC 12/2014-present; President, MFund Distributors LLC, 10/12-present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	40	Mutual Fund Series Trust since 2006
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 – 2012.	N/A	N/A

Brian Curley 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 5/2015	Vice President, Gemini Fund Services, LLC, since 2012; Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc., 2008–2012.	N/A	N/A

Frederick J. Schmidt 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1959	Chief Compliance Officer	Since 5/2015	Director, MFund Services LLC since 5/2015; Director & Chief Compliance Officer, Citi Fund Services, 2010-2015; Senior Vice President & Chief Compliance Officer, Citi Fund Services, 2004-2010.	N/A	N/A
Jennifer A. Bailey 22 High Street Huntington, NY 11743 Year of Birth: 1968	Secretary	Since 4/2014	Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010.	N/A	N/A

* The term of each Trustee is indefinite.

** The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the advisor of the Fund.

***The ‘Fund Complex’ includes the Trust and Mutual Series Trust, a registered open-end investment company.

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You should read this Supplement in conjunction with the Prospectus and SAI, each dated May 1, 2015, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 866-447-4228 or by writing to the Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.